Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets, operating loss carryforwards, domestic	$ 3,486,000	$ 2,228,000
Research and experimentation credit carryforwards	32,559	32,559
Deferred tax assets, operating loss carryforwards, state and local	2,800,000	2,120,000
Valuation allowance, deferred tax asset, change in amount	589,213	198,220
Expire In 2023
Research and experimentation credit carryforwards	$ 10,135	$ 10,135